UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	June 1, 2017 — November 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Mortgage Opportunities Fund

Semiannual report
11 | 30 | 17

FUND SYMBOL

CLASS I
PMOTX

Putnam Mortgage
Opportunities
Fund

Semiannual report
11 | 30 | 17

Consider these risks before investing: Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial and housing markets, and factors related to a specific issuer, industry, geography (such as a region of the United States), or sector (such as the housing or real estate markets). These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Mortgage- and asset-backed securities are subject to prepayment risk and the risk that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value. You can lose money by investing in the fund.

Message from the Trustees

January 8, 2018

Dear Fellow Shareholder:

Investor sentiment remained positive through most of 2017, helping to keep financial markets on a steady course. While bond market performance was a bit uneven, global stock markets generally made solid advances with low volatility. However, we enter the new year mindful of a number of risks that could disrupt the positive momentum.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets.

In all environments, we believe investors should remain focused on time-tested strategies: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with your financial advisor. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Respectfully yours,

Robert L. Reynolds
President and Chief Executive Officer
Putnam Investments

Jameson A. Baxter
Chair, Board of Trustees

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Class I shares have no initial sales charge or CDSC. Performance of class I shares assumes reinvestment of distributions and does not account for taxes. See below and page 7 for additional performance information.

For the periods, the fund had expense limitations, without which returns would have been lower.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 11/30/17. See above and page 7 for additional fund performance information. Index descriptions can be found on page 9.

2 Mortgage Opportunities Fund

Mike is Co-Head of Fixed Income. He has a B.A. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Mike, your fund’s portfolio managers are Brett S. Kozlowski, CFA, and Jatin Misra, Ph.D., CFA.

Mike, how would you summarize the fund’s investment philosophy and process?

In our view, securitized mortgage sectors offer fundamentally different risk-adjusted return opportunities, and this is where the fund focuses. Specifically, we are seeking what we believe are attractive investment opportunities primarily in agency collateralized mortgage obligations [CMOs], commercial mortgage-backed securities [CMBS], and residential mortgage-backed securities [RMBS]. Additionally, we expect to use various types of derivatives, as well as agency pass-throughs, to help hedge interest-rate risk and undesired risks within our CMO holdings. We will also use derivatives for non-hedging purposes, such as gaining or adjusting our exposure to mortgage-backed investments.

Regarding interest-rate risk, we expect to keep the portfolio’s duration near zero, meaning we will seek to minimize rate risk while pursuing return opportunities in securitized bonds.

What factors had the biggest influence on fund performance for the six-month reporting period ended November 30, 2017?

In general, the market environment was favorable for our strategy, both in terms of economic growth and investor sentiment. Market participants continued to demand higher-yielding securities amid a generally supportive fundamental backdrop.

Putnam Mortgage Opportunities Fund’s zero duration target helped it avoid the impact of rising interest rates late in the period. Moreover, we invested in areas of the market that benefited from increasing demand, such as agency credit risk transfer securities [CRTs].

Mortgage Opportunities Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 11/30/17. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 11/30/17. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Opportunities Fund

The fund outpaced its primary and secondary benchmarks, as well as the average return for its Lipper peer group, during the reporting period. Which strategies fueled this performance?

Strategies designed to capitalize on prepayment and mortgage-credit risk contributed about equally during the reporting period. Within prepayment strategies, holdings of reverse-mortgage interest-only [IO] securities led the way. These positions rallied on the heels of an August 2017 announcement by the Department of Housing and Urban Development [HUD]. HUD announced changes to its reverse-mortgage program that we think reduce the incentives for holders of such mortgages to refinance.

The U.S. government insures reverse mortgages under its Home Equity Conversion Mortgages [HECM] program. The mortgages are pooled into HECM mortgage-backed securities [MBS] and issued by Ginnie Mae [Government National Mortgage Association]. As with conventional agency MBS, HECM MBS can be structured to create a tranche that pays investors interest only. This is the area of the market where we have invested.

Holdings of agency interest-only collateralized mortgage obligations [IO CMOs] modestly contributed. A combination of investor demand for higher-yielding securities, rising mortgage rates, and constrained lending activity caused by stringent bank underwriting standards resulted in a subdued rate of mortgage refinancing. As a result, prepayment speeds on the mortgages underlying our IO CMO positions stayed below market expectations.

Turning to mortgage credit, our positions in agency CRTs provided the biggest boost. A combination of relatively high yields, high-quality collateral, and rising prices for residential real estate continued to attract investors to this growing market.

In August 2017, spreads on CRTs widened amid concerns about the potential impact of hurricanes in Texas and Florida on the sector. CRTs rallied back to their pre-August levels in September and October of 2017, however, as investors concluded that storm-related fears were overblown.

Elsewhere, the fund registered modest gains from non-agency RMBS positions, specifically holdings of pay-option adjustable-rate MBS and Alternative-A securities. These investments benefited from the generally favorable risk environment during the period, as well as the fact that there was no new supply of these bonds coming to market.

Which strategies weren’t as productive during the reporting period?

Our allocation to mezzanine CMBS dampened performance. On the one hand, our cash-bond holdings actually contributed about as much as the fund’s best-performing strategies. However, long exposure to the BBB-rated tranche within the CMBX — an index that provides access to a basket of CMBS issued in a particular year — more than offset the contribution from our cash bonds. Via CMBX, investors continued to express bearish views about the retail industry. Although we agree that retailers face challenges as consumers shift from making purchases in traditional brick-and-mortar stores to shopping online, we believe the CMBS held by the fund have enough credit protection to withstand this trend. Moreover, the mezzanine CMBS we invested in overcame this headwind due to strong demand driven by attractive valuations and solid overall credit fundamentals.

How did you use derivatives during the period?

We used total return swaps to gain exposure to CMBS via CMBX. We also used interest-rate swaps to help manage the fund’s duration and options to help offset the volatility associated with our CMO holdings. Credit default swaps were used in an effort to hedge credit and market risks. Both credit default swaps and total return swaps were used in an effort to increase the fund’s exposure to specific sectors. Additionally, total return swaps were used to help mitigate the risks of sector exposure.

As of period-end, where were you finding value?

We think the underlying fundamentals for commercial real estate will continue to be stable overall, supported by employment growth, low interest rates, and a continuation of the current economic expansion. A major theme in 2017 was the divergence between cash and index spreads, which occurred despite favorable fundamentals, in our view. While we expect some degree of losses related to regional malls, we’re also encouraged by the fact that many malls have attempted to repurpose their space to attract new types of tenants. Ultimately, we believe these issues will create losses in a few isolated BBB-rated CMBS tranches, but careful security selection and current appropriate prices keep the majority of CMBS BBB-rated securities as attractive investments.

We continue to like agency CRTs on a fundamental basis, but have become more cautious from a valuation perspective. We have focused on opportunities among securities that have a few years of seasoning rather than on newly issued CRTs, as we think this area of the market offers a more favorable overall risk/reward profile. CRTs structured from mortgages with relatively low loan-to-value [LTV] ratios also appear attractive to us.

We continue to find value in the legacy RMBS market. We think improving housing fundamentals have helped homeowners, with LTV ratios and delinquency rates falling, and more borrowers staying current on their loans after mortgage modifications. Additionally, the supply of legacy bonds has continued to shrink and the sector has had the support of long-term investors, in our view.

Agency IO CMOs also remain attractive to us, along with prepayment risk generally, because we think relatively tight mortgage-lending standards may continue to limit refinancing activity.

Mortgage Opportunities Fund 5

We plan to maintain the fund’s allocation to reverse-mortgage IOs. We find this part of the market to be particularly compelling, in our view, given its stable prepayment profile, attractive spreads, and lack of convexity. Furthermore, we think issuance of these securities may continue to grow if an increasing number of baby boomers take out reverse mortgages on their residences. As the supply and investor base increases, we believe the liquidity of the sector will rise and drive valuations higher.

Mike, thanks for your time and for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 Mortgage Opportunities Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended November 30, 2017, the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Institutional Investors section at putnam.com or call Putnam at 1-800-225-1581. See the Terms and definitions section in this report for the definition of the share class offered by your fund.

Fund performance Total return for periods ended 11/30/17

	Life of fund	Annual average	1 year	6 months
Class I (4/7/15)
Net asset value	9.38%	3.44%	6.34%	1.98%

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Class I shares have no initial sales charge or CDSC. For the most recent month-end performance, please visit putnam.com.

For the periods, the fund had expense limitations, without which returns would have been lower.

Comparative index returns For periods ended 11/30/17

	Life of fund	Annual average	1 year	6 months
ICE BofAML U.S. Treasury Bill Index	1.15%	0.43%	0.76%	0.50%
Bloomberg Barclays U.S. MBS Index	4.17	1.56	2.14	0.38
Lipper U.S. Mortgage Funds category average*	3.96	1.47	2.50	0.41

Index and Lipper results should be compared with fund performance at net asset value.

* Over the 6-month, 1-year, and life-of-fund periods ended 11/30/17, there were 121, 117, and 108 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 11/30/17

Class I
Share value	Net asset value
5/31/17	$10.08
11/30/17	10.28

The fund made no distributions during the period.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/17

	Life of fund	Annual average	1 year	6 months
Class I (4/7/15)
Net asset value	10.43%	3.70%	6.13%	2.66%

See the discussion following the fund performance table above for information about the calculation of fund performance.

Mortgage Opportunities Fund 7

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

Class I
Net expenses for the fiscal year ended 5/31/17*	0.48%
Total annual operating expenses for the fiscal year ended 5/31/17	1.78%
Annualized expense ratio for the six-month period ended 11/30/17	0.48%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 9/30/18.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from 6/1/17 to 11/30/17. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Class I
Expenses paid per $1,000*†	$2.43
Ending value (after expenses)	$1,019.80

* Expenses are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/17.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 11/30/17, use the following calculation method. To find the value of your investment on 6/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Class I
Expenses paid per $1,000*†	$2.43
Ending value (after expenses)	$1,022.66

* Expenses are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/17.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

8 Mortgage Opportunities Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of the fund’s shares by the number of outstanding fund shares.

Share class

Class I shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to institutional clients and other investors who meet minimum investment requirements.

Fixed-income terms

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index tracks the performance of mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

ICE BofAML U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Mortgage Opportunities Fund 9

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of November 30, 2017, Putnam employees had approximately $524,000,000 and the Trustees had approximately $91,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

10 Mortgage Opportunities Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2017, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2017, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2017 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2017. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. (Your fund is relatively new, and the Trustees initially approved your fund’s management contract in November 2014.)

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as the fund’s assets under management increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations that were in effect during your fund’s fiscal year ending in 2016. These expense limitations were: (i) a contractual expense limitation applicable to specified retail open-end funds, including your fund, of 32 basis points on investor servicing fees and expenses, reduced to 25 basis points effective September 1, 2016, and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative. However, in the case of your fund, the second of the

Mortgage Opportunities Fund 11

expense limitations was operative during its fiscal year ending in 2016. Putnam Management has agreed to maintain these expense limitations until at least September 30, 2018. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s management contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.05% of its average net assets through at least September 30, 2018. During its fiscal year ending in 2016, your fund’s expenses were reduced as a result of this expense limitation. Effective April 1, 2017, Putnam Management also contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.47% of its average net assets through at least September 30, 2018. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fourth quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2016. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2016 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans, charities, college endowments, foundations, sub-advised third-party mutual funds, state, local and non-U.S. government entities, and corporations. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. In addition, in response to a request from the Independent Trustees, Putnam Management provided the Trustees with in-depth presentations regarding each of the equity and fixed income investment teams, including the operation of the teams and their investment approaches. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2016 was a challenging year for the performance of the Putnam funds, with generally disappointing results for the international and global equity funds and taxable fixed income funds, mixed results for small-cap equity, Spectrum, global asset allocation, equity research and tax exempt fixed income funds, but generally strong results for U.S. equity funds. The Trustees noted, however, that they were encouraged by the positive performance trend since mid-year 2016 across most Putnam Funds. In particular, from May 1, 2016 through April 30, 2017, 51% of Putnam Fund assets were in the top quartile and 87% were above the median of the Putnam Funds’ competitive industry rankings. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 5th-best performing mutual fund complex out of 54 complexes for the five-year period ended December 31, 2016. In addition, while the survey ranked the Putnam Funds 52nd out of 61 mutual fund complexes for the one-year period ended 2016, the Putnam Funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2016 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year,

12 Mortgage Opportunities Fund

three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, which commenced operations on April 7, 2015, the Trustees considered that its class I share cumulative total return performance at net asset value was in the top decile of its Lipper Inc. (“Lipper”) peer group (Lipper U.S. Mortgage Funds) for the one-year period ended December 31, 2016 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds).

Over the one-year period ended December 31, 2016, there were 121 funds in your fund’s Lipper peer group. Because your fund commenced operations on April 7, 2015, the Trustees considered that there had not been a sufficiently long period of time to allow for definitive conclusions about the fund’s performance. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee, including any developments with respect to the European Union’s updated Markets in Financial Instruments Directive and its potential impact on PIL’s use of client commissions to obtain investment research. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Mortgage Opportunities Fund 13

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

14 Mortgage Opportunities Fund

The fund’s portfolio 11/30/17 (Unaudited)

	Principal
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (157.5%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (12.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 1/1/48	$6,000,000	$6,318,281
4.50%, TBA, 12/1/47	6,000,000	6,319,687
4.00%, TBA, 1/1/48	3,000,000	3,132,188
4.00%, TBA, 12/1/47	7,000,000	7,310,625
		23,080,781
U.S. Government Agency Mortgage Obligations (145.4%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, TBA, 1/1/48	1,000,000	1,080,469
5.00%, TBA, 12/1/47	1,000,000	1,081,016
4.50%, TBA, 12/1/47	4,000,000	4,255,000
4.00%, TBA, 1/1/48	11,000,000	11,481,250
4.00%, TBA, 12/1/47	12,000,000	12,538,126
3.50%, TBA, 12/1/47	2,000,000	2,050,625
3.00%, TBA, 1/1/48	122,000,000	121,552,028
3.00%, TBA, 12/1/47	122,000,000	121,695,000
2.50%, TBA, 1/1/48	1,000,000	961,055
2.50%, TBA, 12/1/47	1,000,000	962,031
		277,656,600
Total U.S. government and agency mortgage obligations (cost $301,528,400)		$300,737,381

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)*	amount	Value
Agency collateralized mortgage obligations (36.1%)
Federal Home Loan Mortgage Corporation
Ser. 324, Class C21, IO, 6.00%, 6/15/39	$1,867,300	$473,828
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.70%, 3/15/41	271,007	46,844
IFB Ser. 4074, Class KS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.45%, 2/15/41	157,141	23,964
IFB Ser. 4076, Class MS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.45%, 7/15/40	1,268,518	168,826
IFB Ser. 3852, Class SC, IO (-1 x 1 Month US LIBOR) + 6.65%, 5.40%, 4/15/40	882,362	118,154
IFB Ser. 3981, Class WS, IO (-1 x 1 Month US LIBOR) + 6.55%, 5.30%, 5/15/41	3,433,921	423,299
IFB Ser. 4033, Class SC, IO (-1 x 1 Month US LIBOR) + 6.55%, 5.30%, 10/15/36	3,628,546	362,579
IFB Ser. 3747, Class SA, IO (-1 x 1 Month US LIBOR) + 6.50%, 5.25%, 10/15/40	987,078	164,364
IFB Ser. 4421, Class PS, IO (-1 x 1 Month US LIBOR) + 6.18%, 4.93%, 2/15/44	154,825	18,579
IFB Ser. 4267, Class CS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.80%, 5/15/39	3,611,552	301,312
IFB Ser. 4073, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.80%, 8/15/38	115,529	9,842
IFB Ser. 3984, Class DS, IO (-1 x 1 Month US LIBOR) + 5.95%, 4.70%, 1/15/42	1,375,867	208,100
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	461,980	78,715
Ser. 4127, Class PI, IO, 4.50%, 7/15/42	2,928,765	523,900
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	847,615	153,062
Ser. 3714, Class KI, IO, 4.50%, 11/15/39	1,456,502	138,946
Ser. 4697, Class QI, IO, 4.00%, 7/15/47	435,325	68,394
Ser. 4707, Class AI, IO, 4.00%, 7/15/47	3,288,376	579,576
Ser. 4663, Class PI, IO, 4.00%, 3/15/47	4,644,791	701,781
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	2,743,729	438,256
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	1,237,175	204,134
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	406,905	76,346
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	98,291	17,066
Ser. 4462, Class PI, IO, 4.00%, 4/15/45	173,695	31,057
Ser. 4425, IO, 4.00%, 1/15/45	1,092,796	170,105
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	88,606	19,584
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	667,531	112,646
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	107,571	19,268
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	90,008	11,959
Ser. 4386, Class IL, IO, 4.00%, 12/15/43	1,568,952	251,572
Ser. 4299, Class JI, IO, 4.00%, 7/15/43	643,152	94,865
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,027,885	157,782
Ser. 4425, Class WI, IO, 4.00%, 3/15/43	1,039,916	153,013

Mortgage Opportunities Fund 15

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4386, Class LI, IO, 4.00%, 2/15/43	$946,802	$128,587
Ser. 4694, Class GI, IO, 4.00%, 2/15/43	969,687	157,953
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	154,879	21,798
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	388,068	43,350
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,339,316	363,062
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	268,181	39,254
Ser. 4629, Class GI, IO, 3.50%, 11/15/45	5,929,173	871,529
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	179,501	26,925
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	720,921	110,899
Ser. 4475, Class CI, IO, 3.50%, 1/15/44	4,083,502	580,429
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	101,120	13,962
Ser. 4531, Class PI, IO, 3.50%, 5/15/43	3,400,875	482,244
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	949,428	107,589
Ser. 4663, Class TI, IO, 3.50%, 10/15/42	737,186	78,731
Ser. 4413, Class HI, IO, 3.50%, 3/15/40	3,084,387	316,150
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	1,892,616	179,799
Ser. 3904, Class NI, IO, 3.50%, 8/15/26	1,294,336	119,955
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	2,730,215	314,848
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	1,082,735	82,474
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	183,419	16,870
Ser. 4550, Class AI, IO, 3.00%, 10/15/40	2,555,373	318,399
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	897,237	77,943
Ser. 4656, Class AI, IO, 3.00%, 9/15/37	2,225,969	181,995
Ser. 4666, Class AI, IO, 3.00%, 9/15/35	403,673	27,096
Federal National Mortgage Association
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 10.245%, 5/25/40	26,810	30,807
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	142,925	34,090
Ser. 15-69, IO, 6.00%, 9/25/45	1,097,809	257,298
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,645,122	358,258
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	1,025,421	85,151
IFB Ser. 13-90, Class SD, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.273%, 9/25/43	1,572,461	319,778
IFB Ser. 12-58, Class SM, IO (-1 x 1 Month US LIBOR) + 6.50%, 5.173%, 6/25/42	257,010	42,477
IFB Ser. 12-36, Class SN, IO (-1 x 1 Month US LIBOR) + 6.45%, 5.123%, 4/25/42	494,227	85,834
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 5.073%, 4/25/40	348,688	66,251
Ser. 397, Class 2, IO, 5.00%, 9/25/39	1,112,674	228,945
Ser. 16-104, Class NI, IO, 5.00%, 4/25/38	230,433	7,201
IFB Ser. 13-41, Class SP, IO (-1 x 1 Month US LIBOR) + 6.20%, 4.873%, 6/25/40	189,510	17,397
IFB Ser. 12-86, Class CS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.773%, 4/25/39	151,172	12,506
IFB Ser. 12-103, Class SD (-1 x 1 Month US LIBOR) + 6.05%, 4.723%, 9/25/42	583,966	109,797
IFB Ser. 10-140, Class GS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.673%, 7/25/39	1,768,067	161,248
IFB Ser. 11-101, Class SA, IO (-1 x 1 Month US LIBOR) + 5.90%, 4.573%, 10/25/41	1,255,857	175,820
Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	5,626,347	731,425
Ser. 404, Class 2, IO, 4.50%, 5/25/40	862,198	171,284
Ser. 17-74, Class JI, IO, 4.00%, 10/25/47	3,101,257	452,610
Ser. 17-72, Class GI, IO, 4.00%, 8/25/47	5,141,886	763,997
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	4,433,067	764,527
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	754,573	130,873
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,012,788	168,376
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	828,645	109,853
Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	706,508	110,997
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	295,371	23,910
Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	1,157,092	213,339
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	448,966	67,448
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	5,296,934	816,909
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	273,268	35,514
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	213,154	18,651
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	4,830,566	217,941
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	137,467	15,121

16 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	$534,819	$42,747
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	1,090,802	81,121
Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	663,520	72,257
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	1,669,547	171,194
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	93,765	22,386
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	578,627	72,328
IFB Ser. 11-148, Class SN, IO (-1 x 1 Month US LIBOR) + 6.69%, 5.427%, 11/16/41	2,260,639	479,708
IFB Ser. 13-182, Class SP, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.417%, 12/20/43	3,739,502	695,473
IFB Ser. 11-156, Class SK, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.317%, 4/20/38	86,976	17,939
IFB Ser. 10-50, Class QS, IO (-1 x 1 Month US LIBOR) + 6.55%, 5.267%, 12/20/38	302,607	18,156
IFB Ser. 10-3, Class MS, IO (-1 x 1 Month US LIBOR) + 6.55%, 5.267%, 11/20/38	475,925	23,974
IFB Ser. 10-62, Class SD, IO (-1 x 1 Month US LIBOR) + 6.49%, 5.207%, 5/20/40	113,618	19,091
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47	1,277,887	310,171
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	392,147	83,378
Ser. 17-5, IO, 5.00%, 1/20/47	7,071,809	1,523,268
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	4,722,586	910,467
Ser. 16-42, IO, 5.00%, 2/20/46	957,149	190,530
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45	1,576,288	151,718
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	1,543,885	323,614
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	3,722,501	739,847
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	2,339,536	506,837
Ser. 14-132, IO, 5.00%, 9/20/44	3,969,967	818,651
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	63,705	13,562
Ser. 14-69, Class IG, IO, 5.00%, 9/20/43	426,868	78,921
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	599,614	129,271
Ser. 16-154, Class AI, IO, 5.00%, 2/20/41	261,166	13,617
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	1,336,284	306,622
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	44,855	9,723
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	2,418,133	379,577
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	205,845	44,579
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	29,223	6,266
Ser. 16-154, Class IB, IO, 5.00%, 11/20/39	2,535,792	533,897
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	2,627,052	555,175
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	273,857	58,389
IFB Ser. 13-104, Class YS, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.887%, 7/16/43	1,102,163	181,989
IFB Ser. 16-77, Class SL, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.867%, 3/20/43	1,265,974	147,417
IFB Ser. 16-77, Class SC, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.817%, 10/20/45	82,498	14,756
IFB Ser. 14-58, Class SA, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.817%, 4/20/44	1,947,887	317,293
IFB Ser. 14-60, Class SE, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.817%, 4/20/44	111,359	16,681
IFB Ser. 13-182, Class SY, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.817%, 12/20/43	60,260	11,490
IFB Ser. 14-20, Class SQ, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.817%, 7/20/43	1,806,598	274,377
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.767%, 6/20/43	3,676,253	760,158
IFB Ser. 11-22, Class PS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.717%, 7/20/40	253,211	23,040
IFB Ser. 10-134, Class ES, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.717%, 11/20/39	654,265	58,884
IFB Ser. 16-167, Class SB, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.717%, 4/20/38	293,067	13,334
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	4,034,087	766,477
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	375,655	75,131
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	165,716	23,931
Ser. 16-49, IO, 4.50%, 11/16/45	1,232,152	259,683
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	114,479	22,688
Ser. 16-129, Class PI, IO, 4.50%, 6/20/45	420,013	86,153
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	208,742	46,257
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	884,825	177,773
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	1,438,505	242,748
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	151,461	24,920
Ser. 16-99, Class IP, IO, 4.50%, 8/20/43	830,162	119,076
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	562,927	107,850

Mortgage Opportunities Fund 17

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-129, IO, 4.50%, 11/16/42	$266,017	$60,447
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	143,652	26,320
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	1,974,847	350,496
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	1,651,283	166,716
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	128,274	26,220
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	94,669	18,610
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	42,185	8,272
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	3,258,588	671,540
Ser. 13-187, IO, 4.50%, 11/20/39	1,625,935	108,938
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	2,608,693	420,832
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	2,102,163	283,792
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	2,577,922	431,699
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,535,852	215,019
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	1,484,350	267,940
Ser. 16-147, Class BI, IO, 4.00%, 10/20/46	1,770,128	336,037
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	2,270,131	464,135
Ser. 16-69, IO, 4.00%, 5/20/46	171,649	28,516
Ser. 16-29, IO, 4.00%, 2/16/46	881,304	167,448
Ser. 17-87, IO, 4.00%, 1/20/46	3,168,164	542,817
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	162,343	29,102
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	112,430	20,391
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	957,966	146,463
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	653,090	101,329
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45	83,021	15,913
Ser. 15-50, IO, 4.00%, 4/20/45	1,770,381	305,433
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45	289,713	52,838
Ser. 15-60, Class PI, IO, 4.00%, 4/20/45	310,704	59,034
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	306,950	67,457
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	160,002	26,788
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	164,806	24,889
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	3,394,548	551,614
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	4,309,043	430,904
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	3,014,761	543,260
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	2,886,356	505,195
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	796,819	127,271
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	523,754	79,813
Ser. 12-122, Class PI, IO, 4.00%, 4/20/42	131,415	20,354
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	274,982	53,695
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	381,569	66,832
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	580,960	83,315
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	165,165	9,044
Ser. 17-136, Class GI, IO, 3.50%, 9/20/47	5,801,863	870,047
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	2,395,950	309,913
Ser. 17-114, Class DI, IO, 3.50%, 3/20/47	1,040,717	149,810
Ser. 17-130, Class NI, IO, 3.50%, 1/20/47	5,330,564	610,724
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	159,372	20,484
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	318,762	36,264
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	2,156,917	340,830
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	269,376	41,392
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	83,687	11,543
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	513,329	79,933
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	77,188	13,718
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44	3,865,513	406,923
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	5,111,031	515,365
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	173,293	20,447
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	122,093	17,496
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	125,202	16,672
Ser. 13-14, IO, 3.50%, 12/20/42	197,992	27,982

18 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	$1,474,824	$291,110
Ser. 12-104, Class QI, IO, 3.50%, 4/20/42	85,492	19,603
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	4,121,473	521,737
Ser. 14-39, Class LI, IO, 3.50%, 1/20/40	833,622	65,258
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	4,819,420	674,719
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	763,179	80,134
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	2,105,118	206,057
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	103,937	8,016
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	1,612,217	146,653
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,649,689	183,201
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	1,240,846	102,109
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,576,219	264,364
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	1,701,663	162,213
Ser. 16-H22, Class AI, IO, 2.482%, 10/20/66 W	8,417,069	1,055,509
Ser. 16-H23, Class NI, IO, 2.451%, 10/20/66 W	428,706	56,589
Ser. 17-H04, Class BI, IO, 2.423%, 2/20/67 W	6,676,024	956,007
Ser. 17-H03, Class DI, IO, 2.416%, 12/20/66 W	5,081,146	701,833
Ser. 17-H08, Class DI, IO, 2.411%, 2/20/67 W	1,387,005	223,654
Ser. 16-H18, Class QI, IO, 2.405%, 6/20/66 W	3,604,517	458,671
Ser. 17-H03, Class EI, IO, 2.383%, 1/20/67 W	987,849	152,499
Ser. 10-H22, Class CI, IO, 2.375%, 10/20/60 W	790,150	51,360
Ser. 16-H27, Class BI, IO, 2.362%, 12/20/66 W	1,394,109	180,119
Ser. 17-H02, Class BI, IO, 2.347%, 1/20/67 W	5,035,989	688,420
Ser. 16-H20, Class NI, IO, 2.335%, 9/20/66 W	1,312,253	151,729
Ser. 16-H14, Class AI, IO, 2.327%, 6/20/66 W	211,384	25,655
Ser. 17-H06, Class BI, IO, 2.326%, 2/20/67 W	2,135,620	290,658
Ser. 17-H22, Class EI, IO, 2.298%, 11/7/47	2,283,000	279,668
FRB Ser. 16-H16, Class DI, IO, 2.261%, 6/20/66 W	1,694,385	207,562
Ser. 17-H08, Class EI, IO, 2.26%, 2/20/67 W	4,522,243	610,503
Ser. 17-H16, Class JI, IO, 2.254%, 8/20/67 W	903,767	121,444
FRB Ser. 15-H16, Class XI, IO, 2.228%, 7/20/65	98,721	11,244
Ser. 17-H08, Class NI, IO, 2.226%, 3/20/67 W	922,431	120,377
Ser. 15-H20, Class CI, IO, 2.204%, 8/20/65 W	170,695	19,875
Ser. 17-H11, Class NI, IO, 2.19%, 5/20/67 W	8,042,079	1,104,298
Ser. 17-H06, Class MI, IO, 2.178%, 2/20/67 W	3,009,944	386,468
Ser. 17-H14, Class JI, IO, 2.149%, 6/20/67 W	3,423,484	487,846
Ser. 15-H13, Class AI, IO, 2.145%, 6/20/65 W	550,452	57,109
Ser. 17-H20, Class DI, IO, 2.118%, 10/20/67 W	2,151,019	312,328
Ser. 16-H17, Class DI, IO, 2.105%, 7/20/66 W	4,171,265	482,232
Ser. 15-H25, Class CI, IO, 2.099%, 10/20/65 W	145,098	15,192
Ser. 16-H24, IO, 2.096%, 9/20/66 W	585,378	71,343
Ser. 15-H29, Class HI, IO, 2.096%, 9/20/65 W	4,264,316	428,990
Ser. 15-H25, Class BI, IO, 2.091%, 10/20/65 W	237,595	24,805
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66 W	292,670	30,913
Ser. 15-H26, Class DI, IO, 2.07%, 10/20/65 W	138,930	14,907
Ser. 16-H06, Class HI, IO, 2.062%, 2/20/66	180,006	16,994
Ser. 15-H24, Class HI, IO, 2.031%, 9/20/65 W	327,041	25,120
Ser. 15-H22, Class HI, IO, 2.028%, 8/20/65 W	5,068,478	573,245
Ser. 15-H10, Class HI, IO, 2.026%, 4/20/65 W	328,966	32,995
Ser. 17-H19, Class MI, IO, 2.011%, 4/20/67 W	1,989,454	243,708
Ser. 15-H15, Class JI, IO, 1.955%, 6/20/65 W	289,927	31,167
Ser. 17-H09, Class DI, IO, 1.909%, 3/20/67 W	3,247,270	329,598
Ser. 17-H11, Class DI, IO, 1.864%, 5/20/67 W	590,481	66,060
Ser. 15-H25, Class EI, IO, 1.856%, 10/20/65 W	180,775	17,535
Ser. 15-H03, Class DI, IO, 1.853%, 1/20/65 W	467,308	46,170
Ser. 16-H22, IO, 1.849%, 10/20/66 W	7,621,049	728,938
Ser. 15-H23, Class DI, IO, 1.849%, 9/20/65 W	189,366	19,420
Ser. 17-H16, Class IB, IO, 1.844%, 8/20/67 W	8,481,309	922,766

Mortgage Opportunities Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H09, Class HI, IO, 1.842%, 3/20/67 W	$1,389,807	$176,332
Ser. 16-H06, Class AI, IO, 1.833%, 2/20/66	2,993,395	298,370
Ser. 15-H18, Class IA, IO, 1.83%, 6/20/65 W	230,567	17,431
Ser. 15-H20, Class AI, IO, 1.828%, 8/20/65 W	157,401	15,661
Ser. 15-H10, Class CI, IO, 1.816%, 4/20/65 W	173,913	17,974
Ser. 14-H21, Class AI, IO, 1.813%, 10/20/64 W	326,153	29,337
Ser. 15-H26, Class GI, IO, 1.801%, 10/20/65 W	95,061	9,487
Ser. 17-H09, IO, 1.778%, 4/20/67 W	849,036	94,855
Ser. 17-H06, Class DI, IO, 1.778%, 2/20/67 W	1,390,805	134,491
Ser. 13-H15, Class CI, IO, 1.778%, 7/20/63 W	4,731,928	261,254
Ser. 17-H10, Class MI, IO, 1.758%, 4/20/67 W	9,716,069	1,065,853
Ser. 15-H23, Class BI, IO, 1.736%, 9/20/65 W	117,728	10,890
Ser. 16-H04, Class KI, IO, 1.728%, 2/20/66 W	125,840	10,539
Ser. 15-H26, Class EI, IO, 1.725%, 10/20/65 W	372,401	36,086
Ser. 16-H02, Class HI, IO, 1.717%, 1/20/66 W	424,320	40,310
Ser. 17-H14, Class DI, IO, 1.71%, 6/20/67 W	1,084,136	89,489
Ser. 16-H24, Class CI, IO, 1.705%, 10/20/66 W	8,920,583	837,741
Ser. 15-H09, Class BI, IO, 1.697%, 3/20/65 W	75,186	6,655
Ser. 14-H25, Class BI, IO, 1.689%, 12/20/64 W	3,127,526	264,773
Ser. 15-H04, Class AI, IO, 1.687%, 12/20/64 W	7,055,217	630,560
Ser. 16-H12, Class AI, IO, 1.661%, 7/20/65 W	616,829	54,717
Ser. 13-H14, Class XI, IO, 1.658%, 3/20/63 W	444,084	26,157
Ser. 17-H16, Class HI, IO, 1.633%, 8/20/67 W	5,551,258	506,552
Ser. 15-H22, Class EI, IO, 1.626%, 8/20/65 W	343,971	22,049
Ser. 15-H25, Class AI, IO, 1.622%, 9/20/65 W	422,569	36,510
Ser. 15-H24, Class BI, IO, 1.619%, 8/20/65 W	567,998	31,806
Ser. 14-H13, Class BI, IO, 1.597%, 5/20/64 W	361,567	21,920
Ser. 15-H14, Class BI, IO, 1.59%, 5/20/65 W	565,772	33,359
Ser. 17-H06, Class EI, 1.583%, 2/20/67 W	265,805	20,713
Ser. 17-H14, Class EI, IO, 1.581%, 6/20/67 W	4,799,614	431,965
Ser. 11-H15, Class AI, IO, 1.577%, 6/20/61 W	3,098,338	191,710
Ser. 15-H01, Class BI, IO, 1.575%, 1/20/65 W	10,424,630	760,008
FRB Ser. 12-H23, Class WI, IO, 1.573%, 10/20/62 W	1,034,911	55,335
Ser. 14-H23, Class BI, IO, 1.569%, 11/20/64 W	9,446,539	792,300
Ser. 17-H03, Class HI, IO, 1.547%, 1/20/67 W	749,980	65,155
Ser. 16-H25, Class GI, IO, 1.518%, 11/20/66 W	1,175,380	68,032
Ser. 13-H24, Class AI, IO, 1.499%, 9/20/63 W	787,289	40,103
Ser. 14-H08, Class CI, IO, 1.497%, 3/20/64 W	16,537,515	1,004,092
Ser. 14-H06, Class BI, IO, 1.485%, 2/20/64 W	10,827,342	628,939
Ser. 12-H29, Class AI, IO, 1.48%, 10/20/62 W	2,665,519	117,952
Ser. 12-H29, Class FI, IO, 1.48%, 10/20/62 W	2,665,519	117,952
Ser. 10-H19, Class BI, IO, 1.466%, 8/20/60 W	534,835	35,868
Ser. 10-H20, Class IF, IO, 1.455%, 10/20/60 W	3,986,347	244,164
Ser. 14-H08, Class BI, IO, 1.451%, 4/20/64 W	254,247	22,564
Ser. 14-H09, Class AI, IO, 1.445%, 1/20/64 W	255,433	13,570
Ser. 16-H08, Class GI, IO, 1.438%, 4/20/66 W	300,795	18,942
Ser. 12-H29, Class CI, IO, 1.421%, 2/20/62 W	9,342,876	496,340
Ser. 12-H06, Class AI, IO, 1.371%, 1/20/62 W	1,118,278	55,914
Ser. 11-H08, Class GI, IO, 1.267%, 3/20/61 W	381,180	18,640
FRB Ser. 11-H07, Class FI, IO, 1.242%, 2/20/61 W	821,182	31,041
Ser. 12-H10, Class AI, IO, 1.228%, 12/20/61 W	8,244,950	355,563
Ser. 12-H11, Class FI, IO, 1.224%, 2/20/62 W	13,523,867	566,772
Ser. 11-H16, Class FI, IO, 1.044%, 7/20/61 W	2,969,966	124,088
Ser. 15-H26, Class CI, IO, 0.539%, 8/20/65 W	517,892	8,442
		68,998,042

20 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Commercial mortgage-backed securities (12.5%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.474%, 2/10/51 W	$450,000	$451,125
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.849%, 9/11/42 W	332,000	331,795
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	100,000	89,776
Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.25%, 3/15/49 W	850	846
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47 W	899,000	799,463
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.038%, 5/15/46 W	758,685	774,274
COMM Mortgage Pass-Through Certificates 144A FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45 W	200,000	169,970
COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.893%, 7/15/47 W	1,072,000	959,870
Ser. 14-CR18, Class E, 3.60%, 7/15/47	200,000	127,820
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.531%, 2/15/41 W	100,000	81,500
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.941%, 4/15/50 W	950,000	832,272
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45 W	100,000	96,120
FRB Ser. 11-GC5, Class D, 5.565%, 8/10/44 W	1,154,000	1,110,905
FRB Ser. 13-GC16, Class D, 5.505%, 11/10/46 W	62,000	58,513
FRB Ser. 14-GC18, Class D, 5.109%, 1/10/47 W	333,000	284,449
FRB Ser. 14-GC22, Class D, 4.80%, 6/10/47 W	1,577,000	1,329,569
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46 W	355,000	317,370
FRB Ser. 13-GC10, Class E, 4.559%, 2/10/46 W	1,024,000	803,481
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.228%, 7/15/45 W	590,000	524,768
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.052%, 1/15/47 W	400,000	368,804
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47 W	120,000	106,664
FRB Ser. 14-C19, Class D, 4.816%, 4/15/47 W	2,110,000	1,904,275
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47 W	187,000	146,153
FRB Ser. 14-C26, Class D, 4.068%, 1/15/48 W	774,000	646,792
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	625,000	432,324
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	100,000	61,353
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45 W	74,000	7,400
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.307%, 5/15/45 W	224,000	199,961
FRB Ser. 12-C8, Class D, 4.809%, 10/15/45 W	750,000	742,923
FRB Ser. 12-LC9, Class E, 4.518%, 12/15/47 W	1,030,000	973,536
Ser. 13-C16, Class E, 3.744%, 12/15/46 W	1,000,000	717,500
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	100,000	74,134
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default) † W	130,000	9,719
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.054%, 4/15/47 W	126,000	114,051
Ser. 14-C17, Class D, 4.855%, 8/15/47 W	1,008,000	854,311
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	100,000	71,463
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46 W	125,000	113,520
Ser. 14-C15, Class F, 4.00%, 4/15/47	125,000	88,646
Ser. 14-C17, Class E, 3.50%, 8/15/47	100,000	64,832
Ser. 14-C18, Class D, 3.389%, 10/15/47	498,000	356,777
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	100,000	95,000
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44 W	18,236	18,145
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	100,000	94,785
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.497%, 1/11/43 W	250,000	249,375
FRB Ser. 08-T29, Class F, 6.497%, 1/11/43 W	100,000	96,020
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45 W	250,000	249,865
FRB Ser. 11-C3, Class G, 5.327%, 7/15/49 W	1,171,000	1,000,290
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.055%, 5/10/63 W	38,000	31,534
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	58,000	38,474

Mortgage Opportunities Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.924%, 10/15/45 W	$75,000	$71,513
FRB Ser. 13-LC12, Class D, 4.427%, 7/15/46 W	750,000	684,632
Ser. 14-LC16, Class D, 3.938%, 8/15/50	689,000	568,368
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.84%, 2/15/44 W	75,000	74,998
Ser. 11-C4, Class D, 5.414%, 6/15/44 W	206,000	203,518
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47 W	446,000	328,338
FRB Ser. 12-C7, Class D, 4.98%, 6/15/45 W	354,000	329,599
FRB Ser. 12-C7, Class E, 4.98%, 6/15/45 W	675,000	561,128
FRB Ser. 13-C15, Class D, 4.631%, 8/15/46 W	1,278,000	1,102,138
FRB Ser. 12-C10, Class D, 4.596%, 12/15/45 W	874,000	778,953
Ser. 14-C19, Class D, 4.234%, 3/15/47	35,000	30,314
		23,806,011
Residential mortgage-backed securities (non-agency) (19.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, 1 Month US LIBOR + 0.19%,
1.519%, 5/25/47	156,848	113,350
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.653%, 9/25/35 W	870,165	878,867
FRB Ser. 05-8, Class 21A1, 3.528%, 10/25/35 W	637,559	640,023
FRB Ser. 06-6, Class 1A1, 1 Month US LIBOR + 0.32%, 1.649%, 11/25/36	1,267,520	1,240,965
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, 1 Month US LIBOR + 0.23%, 1.559%, 9/25/46	208,443	192,286
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 1 Month US LIBOR + 6.30%, 7.629%, 7/25/25 (Bermuda)	150,000	155,435
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.679%, 3/25/37	467,472	391,604
FRB Ser. 07-WFH3, Class M1, 1 Month US LIBOR + 0.26%, 1.589%, 6/25/37	320,000	294,400
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 1.961%, 8/25/46	328,597	286,167
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 1.941%, 6/25/46	84,743	74,417
FRB Ser. 06-45T1, Class 2A7, 1 Month US LIBOR + 0.34%, 1.669%, 2/25/37	599,547	349,616
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.617%, 11/20/35	79,355	75,559
FRB Ser. 05-51, Class 3A3A, 1 Month US LIBOR + 0.32%, 1.607%, 11/20/35	392,279	352,132
FRB Ser. 06-OA10, Class 2A1, 1 Month US LIBOR + 0.19%, 1.519%, 8/25/46	311,922	254,217
FRB Ser. 06-OA10, Class 3A1, 1 Month US LIBOR + 0.19%, 1.519%, 8/25/46	770,745	643,572
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.519%, 8/25/46	798,117	659,045
Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, 1 Month US LIBOR + 0.20%,
1.529%, 4/25/46	99,004	86,458
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 1 Month US LIBOR + 10.50%, 11.829%, 5/25/28	249,626	325,099
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 1 Month US LIBOR + 9.35%, 10.679%, 4/25/28	359,603	465,462
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 8.878%, 12/25/27	738,601	892,054
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.479%, 11/25/28	685,000	796,053
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 1 Month US LIBOR + 5.15%, 6.478%, 10/25/29	250,000	270,618
FRB Ser. 16-DNA3, Class M3, 1 Month US LIBOR + 5.00%, 6.328%, 12/25/28	670,000	773,402
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, 1 Month US LIBOR + 4.95%, 6.279%, 7/25/29	1,203,000	1,289,062
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, 1 Month US LIBOR + 3.85%, 5.179%, 3/25/29	343,000	375,686
FRB Ser. 17-HQA1, Class M2, 1 Month US LIBOR + 3.55%, 4.879%, 8/25/29	490,000	518,264
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3,
1 Month US LIBOR + 4.70%, 6.029%, 4/25/28	690,000	798,304
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 1 Month US LIBOR + 12.75%, 14.079%, 10/25/28	827,872	1,190,439
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.579%, 9/25/28	94,966	134,361
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 13.079%, 10/25/28	135,000	188,743
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 13.079%, 8/25/28	90,975	124,548
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, 1 Month US LIBOR + 10.75%, 12.079%, 1/25/29	69,974	93,015
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 1 Month US LIBOR + 6.00%, 7.329%, 9/25/28	750,000	876,016
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.229%, 10/25/28	257,000	297,675
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.029%, 4/25/28	1,002,642	1,128,002
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 6.879%, 4/25/28	926,032	1,021,136

22 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (68.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 6.828%, 9/25/29	$990,000	$1,045,311
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 1 Month US LIBOR + 5.30%, 6.629%, 10/25/28	896,000	1,025,499
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.329%, 7/25/25	650,863	726,010
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.329%, 7/25/25	640,340	697,922
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.179%, 10/25/29	1,375,000	1,453,522
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 5.879%, 2/25/25	51,045	54,375
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 1 Month US LIBOR + 4.45%, 5.779%, 1/25/29	700,000	773,342
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, 1 Month US LIBOR + 4.35%, 5.679%, 5/25/29	721,000	790,979
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.629%, 2/25/25	116,435	125,585
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.579%, 4/25/29	700,000	782,149
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.329%, 5/25/25	12,951	13,771
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 4.978%, 9/25/29	1,124,000	1,193,618
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 4.929%, 1/25/30	1,210,000	1,163,214
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, 1 Month US LIBOR + 3.55%, 4.879%, 7/25/29	558,000	592,454
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M2, 1 Month US LIBOR + 3.00%, 4.328%, 7/25/24	740,000	782,784
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.129%, 2/25/30	1,340,000	1,364,078
Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, 1 Month
US LIBOR + 5.75%, 7.079%, 7/25/29	941,000	1,061,068
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, 1 Month US LIBOR + 0.25%, 1.579%, 1/25/36	950,386	681,949
FRB Ser. 06-8, Class 2A2, 1 Month US LIBOR + 0.18%, 1.509%, 5/25/36	164,939	87,254
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, 1 Month US LIBOR + 0.70%, 1.983%, 1/19/35	719,565	503,696
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.634%, 6/25/36 W	89,934	83,396
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, 1 Month US LIBOR + 0.20%, 1.529%, 6/25/37	407,545	252,678
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-NC1, Class M2, 1 Month US LIBOR + 2.33%, 3.654%, 12/27/33	511,543	508,883
MortgageIT Trust FRB Ser. 05-3, Class M4, 1 Month US LIBOR + 0.95%, 2.274%, 8/25/35	59,518	53,281
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, 1 Month US LIBOR + 6.00%, 7.079%, 4/25/27 (Bermuda)	960,000	1,004,400
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, 1 Month US LIBOR + 0.21%, 1.539%, 8/25/36	258,081	227,111
FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.509%, 1/25/37	97,413	92,014
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.286%, 9/25/35 W	962,137	965,114
FRB Ser. 04-AR12, Class A2B, 1 Month US LIBOR + 0.46%, 1.789%, 10/25/44	370,328	362,699
FRB Ser. 05-AR13, Class A1C4, 1 Month US LIBOR + 0.43%, 1.759%, 10/25/45	260,650	248,684
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 3.446%, 10/25/35 W	31,501	31,791
		36,994,683
Total mortgage-backed securities (cost $129,081,564)		$129,798,736

	Principal
ASSET-BACKED SECURITIES (1.5%)*	amount	Value
Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%,
zero %, 11/25/50	$1,032,000	$1,032,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 1 Month US LIBOR + 1.17%,
2.416%, 6/10/19	78,000	78,000
Station Place Securitization Trust 144A
FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.229%, 2/25/49	248,000	248,000
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 2.028%, 11/24/18	1,434,000	1,434,000
Total asset-backed securities (cost $2,792,000)		$2,792,000

		Notional/
	Expiration	contract
PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)*	date/strike	amount	Value
Citibank, N.A.
(2.404)/3 month USD-LIBOR-BBA/Dec-27	Dec-17/$2.404	$30,315,300	$149,151
(2.404)/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.404	4,032,400	19,839
2.22/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.22	30,315,300	11,520
2.22/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.22	4,032,400	1,532
2.2905/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.2905	476,000	681
2.286/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.286	2,374,100	594

Mortgage Opportunities Fund 23

		Notional/
	Expiration	contract
PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)* cont.	date/strike	amount	Value
Citibank, N.A. cont.
2.234/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.234	$476,000	$338
2.286/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.286	315,800	79
Goldman Sachs International
(2.42375)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.42375	30,315,300	161,882
2.21625/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.21625	30,315,300	23,343
(2.42375)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.42375	4,032,400	21,533
2.21625/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.21625	4,032,400	3,105
2.2875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.2875	476,000	1,119
2.218/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.218	476,000	595
2.195/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.195	6,906,000	7
2.195/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.195	918,600	1
JPMorgan Chase Bank N.A.
2.2425/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.2425	4,748,200	5
2.2425/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.2425	631,600	1
Total purchased swap options outstanding (cost $311,298)			$395,325

	Expiration
PURCHASED OPTIONS OUTSTANDING (0.3%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/$99.67	$40,000,000	$40,000,000	$172,000
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/100.03	6,000,000	6,000,000	18,594
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	29,000,000	29,000,000	200,767
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.52	7,000,000	7,000,000	53,354
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.33	7,000,000	7,000,000	41,328
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.52	1,000,000	1,000,000	7,622
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.33	1,000,000	1,000,000	5,904
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-18/102.68	43,000,000	43,000,000	93,310
Total purchased options outstanding (cost $494,727)				$592,879

	Principal amount/
SHORT-TERM INVESTMENTS (35.2%)*		shares	Value
Interest in $258,448,000 joint tri-party repurchase agreement dated 11/30/17 with Merrill Lynch, Pierce,
Fenner & Smith, Inc. due 12/1/17 — maturity value of $7,296,213 for an effective yield of 1.050% (collateralized by various mortgage backed securities with coupon rates ranging from 2.860% to 4.500% and due dates
ranging from 1/1/25 to 11/15/52, valued at $263,616,960)		$7,296,000	$7,296,000
Putnam Short Term Investment Fund 1.23% L	Shares	37,716,362	37,716,362
U.S. Treasury Bills 0.059%, 2/8/18 ∆ §		$2,104,000	2,099,236
U.S. Treasury Bills 0.223%, 2/1/18 ∆ §		691,000	689,652
U.S. Treasury Bills 0.248%, 12/14/17 ∆		2,896,000	2,895,022
U.S. Treasury Bills 0.281%, 1/25/18 ∆ §		1,666,000	1,663,111
U.S. Treasury Bills 0.548%, 12/7/17 ∆		1,610,000	1,609,742
U.S. Treasury Bills 0.677%, 1/11/18 ∆ §		333,000	332,577
U.S. Treasury Bills 0.814%, 1/18/18 ∆ §		12,788,000	12,768,946
U.S. Treasury Bills zero%, 2/15/18		38,000	37,904
Total short-term investments (cost $67,109,681)			$67,108,552

TOTAL INVESTMENTS
Total investments (cost $501,317,670)	$501,424,873

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
Rates may be subject to a cap or floor.
IO	Interest Only
TBA	To Be Announced Commitments

24 Mortgage Opportunities Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2017 through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $190,905,004.

† This security is non-income-producing.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,561,932 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,036,262 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $116,557,511 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

WRITTEN SWAP OPTIONS OUTSTANDING at 11/30/17 (premiums $380,208) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
2.456/3 month USD-LIBOR-BBA/Dec-27	Dec-17/$2.456	$631,600	$815
(2.347)/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.347	476,000	1,285
(2.312)/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.312	2,016,200	2,923
2.456/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.456	4,748,200	6,125
2.312/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.312	2,016,200	21,009
(2.312)/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.312	15,157,700	21,979
2.312/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.312	15,157,700	157,943
Goldman Sachs International
2.495/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.495	918,600	46
2.495/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.495	6,906,000	345
(2.357)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.357	476,000	1,985
(2.32)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.32	2,016,200	4,819
2.32/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.32	2,016,200	22,360
(2.32)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.32	15,157,700	36,227
2.32/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.32	15,157,700	168,098
JPMorgan Chase Bank N.A.
2.6525/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.6525	631,600	1
2.6525/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.6525	4,748,200	5
Total			$445,965

WRITTEN OPTIONS OUTSTANDING at 11/30/17 (premiums $468,203) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/$100.03	$29,000,000	$29,000,000	$89,871
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	40,000,000	40,000,000	216,000
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	6,000,000	6,000,000	41,538
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	7,000,000	7,000,000	21,014
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	7,000,000	7,000,000	13,461
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	7,000,000	7,000,000	4,480
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	1,000,000	1,000,000	3,002

Mortgage Opportunities Fund 25

WRITTEN OPTIONS OUTSTANDING at 11/30/17 (premiums $468,203) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/$100.03	$7,000,000	$7,000,000	$2,324
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	1,000,000	1,000,000	1,923
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	1,000,000	1,000,000	640
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	1,000,000	1,000,000	332
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-18/100.03	43,000,000	43,000,000	210,743
Total				$605,328

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 11/30/17 (Unaudited)
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A.
2.298/3 month USD-LIBOR-BBA/Jan-28 (Purchased)	Jan-18/2.298	$9,011,400	$(34,243)	$(2,703)
(2.526)/3 month USD-LIBOR-BBA/Jan-28 (Purchased)	Jan-18/2.526	9,011,400	(34,243)	(2,974)
(2.412)/3 month USD-LIBOR-BBA/Jan-28 (Written)	Jan-18/2.412	4,505,700	34,243	(1,757)
2.412/3 month USD-LIBOR-BBA/Jan-28 (Written)	Jan-18/2.412	4,505,700	34,243	(4,145)
Unrealized appreciation				—
Unrealized depreciation				(11,579)
Total				$(11,579)

TBA SALE COMMITMENTS OUTSTANDING at 11/30/17 (proceeds receivable $210,951,094) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 5.00%, 12/1/47	$1,000,000	12/13/17	$1,081,016
Federal National Mortgage Association, 4.50%, 1/1/48	4,000,000	1/11/18	4,251,875
Federal National Mortgage Association, 4.50%, 12/1/47	4,000,000	12/13/17	4,255,000
Federal National Mortgage Association, 4.00%, 12/1/47	12,000,000	12/13/17	12,538,126
Federal National Mortgage Association, 3.50%, 12/1/47	10,000,000	12/13/17	10,253,125
Federal National Mortgage Association, 3.00%, 1/1/48	42,000,000	1/11/18	41,845,780
Federal National Mortgage Association, 3.00%, 12/1/47	122,000,000	12/13/17	121,695,000
Federal National Mortgage Association, 2.50%, 12/1/47	1,000,000	12/13/17	962,031
Government National Mortgage Association, 4.50%, 12/1/47	6,000,000	12/20/17	6,319,687
Government National Mortgage Association, 4.00%, 12/1/47	7,000,000	12/20/17	7,310,625
Total			$210,512,265

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/17 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$80,795,700	$313,649 E	$(176,996)	12/20/19	1.80%—Semiannually	3 month USD-LIBOR-BBA—	$136,653
					Quarterly
34,607,200	264,053 E	(119,577)	12/20/22	2.05%—Semiannually	3 month USD-LIBOR-BBA—	144,475
					Quarterly
3,843,300	56,650 E	30,393	12/20/27	3 month USD-LIBOR-BBA—	2.25%—Semiannually	(26,257)
				Quarterly
8,344,200	182,304 E	72,980	12/20/47	3 month USD-LIBOR-BBA—	2.50%—Semiannually	(109,323)
				Quarterly
2,066,000	19,451	(4,933)	10/2/27	2.2935%—Semiannually	3 month USD-LIBOR-BBA—	14,014
					Quarterly
8,696,000	74,673	20,153	11/1/27	3 month USD-LIBOR-BBA—	2.306%—Semiannually	(53,135)
				Quarterly
4,486,000	40,082	(8,635)	10/17/27	2.30%—Semiannually	3 month USD-LIBOR-BBA—	30,546
					Quarterly
7,824,600	69,913	(11,387)	10/17/27	2.30%—Semiannually	3 month USD-LIBOR-BBA—	56,952
					Quarterly
5,379,800	45,180	12,263	11/14/27	3 month USD-LIBOR-BBA—	2.31%—Semiannually	(32,294)
				Quarterly

26 Mortgage Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/17 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$2,689,900	$24,518	$(5,509)	11/7/27	2.301%—Semiannually	3 month USD-LIBOR-BBA—	$18,640
					Quarterly
3,071,500	34,987	12,295	10/6/27	3 month USD-LIBOR-BBA—	2.2715%—Semiannually	(21,889)
				Quarterly
1,944,000	18,425	5,319	10/10/27	3 month USD-LIBOR-BBA—	2.2935%—Semiannually	(12,954)
				Quarterly
492,000	4,602	1,072	10/10/27	3 month USD-LIBOR-BBA—	2.2949%—Semiannually	(3,392)
				Quarterly
492,000	4,833	1,266	10/10/27	3 month USD-LIBOR-BBA—	2.28962%—Semiannually	(3,430)
				Quarterly
194,800	1,308	(1)	10/10/27	2.3245%—Semiannually	3 month USD-LIBOR-BBA—	1,058
					Quarterly
194,800	1,335	(2)	10/10/27	2.32295%—Semiannually	3 month USD-LIBOR-BBA—	1,084
					Quarterly
653,000	3,155	911	10/10/27	2.34566%—Semiannually	3 month USD-LIBOR-BBA—	3,779
					Quarterly
653,000	2,496	1,391	10/10/27	2.357%—Semiannually	3 month USD-LIBOR-BBA—	3,597
					Quarterly
652,100	4,663	(224)	10/17/27	2.32%—Semiannually	3 month USD-LIBOR-BBA—	4,305
					Quarterly
3,912,300	23,043	6,060	11/8/27	2.337%—Semiannually	3 month USD-LIBOR-BBA—	28,558
					Quarterly
4,966,000	38,223	(4,219)	10/12/27	2.3135%—Semiannually	3 month USD-LIBOR-BBA—	32,987
					Quarterly
4,434,000	43,635	11,891	10/13/27	3 month USD-LIBOR-BBA—	2.2895%—Semiannually	(30,729)
				Quarterly
2,504,000	26,284	8,211	10/17/27	3 month USD-LIBOR-BBA—	2.2825%—Semiannually	(17,560)
				Quarterly
2,577,000	32,568	(11,408)	10/17/27	2.2585%—Semiannually	3 month USD-LIBOR-BBA—	20,327
					Quarterly
2,437,800	30,999	12,377	10/18/27	3 month USD-LIBOR-BBA—	2.2576%—Semiannually	(18,084)
				Quarterly
2,437,800	29,922	11,457	10/18/27	3 month USD-LIBOR-BBA—	2.26256%—Semiannually	(17,923)
				Quarterly
2,437,800	30,409	11,873	10/18/27	3 month USD-LIBOR-BBA—	2.6031%—Semiannually	(17,996)
				Quarterly
2,437,800	27,886	9,721	10/18/27	3 month USD-LIBOR-BBA—	2.27191%—Semiannually	(17,618)
				Quarterly
2,437,800	28,330	10,100	10/18/27	3 month USD-LIBOR-BBA—	2.26987%—Semiannually	(17,684)
				Quarterly
7,609,000	79,681	(22,695)	10/23/27	2.2835%—Semiannually	3 month USD-LIBOR-BBA—	55,122
					Quarterly
1,105,000	9,646	(1,751)	10/23/27	2.303%—Semiannually	3 month USD-LIBOR-BBA—	7,623
					Quarterly
2,705,000	10,912	5,673	10/24/27	2.35552%—Semiannually	3 month USD-LIBOR-BBA—	15,784
					Quarterly
2,689,900	8,422	10,778	11/22/27	2.37%—Semiannually	3 month USD-LIBOR-BBA—	18,944
					Quarterly
4,279,000	23,962	3,171	10/25/27	2.338%—Semiannually	3 month USD-LIBOR-BBA—	25,437
					Quarterly
1,165,000	6,212	(8)	10/25/27	3 month USD-LIBOR-BBA—	2.341%—Semiannually	(5,130)
				Quarterly
2,611,000	4,862	17,773	10/27/27	2.42166%—Semiannually	3 month USD-LIBOR-BBA—	12,198
					Quarterly
2,611,000	5,969	18,646	10/27/27	2.4264%—Semiannually	3 month USD-LIBOR-BBA—	11,960
					Quarterly
681,000	2,354	5,397	10/27/27	2.4395%—Semiannually	3 month USD-LIBOR-BBA—	2,845
					Quarterly
2,367,100	9,532	22,797	11/29/27	2.45%—Semiannually	3 month USD-LIBOR-BBA—	13,137
					Quarterly

Mortgage Opportunities Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/17 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,614,000	$4,958 E	$14,156	12/6/27	2.4425%—Semiannually	3 month USD-LIBOR-BBA—	$9,198
					Quarterly
1,295,000	269	8,610	10/30/27	2.4026%—Semiannually	3 month USD-LIBOR-BBA—	8,424
					Quarterly
1,295,000	357	8,694	10/30/27	2.40336%—Semiannually	3 month USD-LIBOR-BBA—	8,420
					Quarterly
6,222,000	15,835	47,205	10/31/27	2.428%—Semiannually	3 month USD-LIBOR-BBA—	30,964
					Quarterly
42,000	128	158	11/1/27	2.36789%—Semiannually	3 month USD-LIBOR-BBA—	282
					Quarterly
42,000	142	144	11/1/27	2.36421%—Semiannually	3 month USD-LIBOR-BBA—	282
					Quarterly
42,000	137	149	11/1/27	2.3654%—Semiannually	3 month USD-LIBOR-BBA—	282
					Quarterly
732,000	2,615	(5)	11/1/27	3 month USD-LIBOR-BBA—	2.362%—Semiannually	(2,020)
				Quarterly
2,503,900	14,322 E	2,464	12/6/27	2.345%—Semiannually	3 month USD-LIBOR-BBA—	16,786
					Quarterly
5,480,000	39,549	1,906	11/7/27	3 month USD-LIBOR-BBA—	2.32216%—Semiannually	(36,756)
				Quarterly
5,480,000	34,743	(2,168)	11/7/27	3 month USD-LIBOR-BBA—	2.33194%—Semiannually	(36,016)
				Quarterly
5,480,000	41,232	3,332	11/7/27	3 month USD-LIBOR-BBA—	2.31874%—Semiannually	(37,016)
				Quarterly
1,304,100	13,179	3,815	11/8/27	3 month USD-LIBOR-BBA—	2.29%—Semiannually	(9,192)
				Quarterly
1,304,100	11,674	2,481	11/8/27	3 month USD-LIBOR-BBA—	2.30286%—Semiannually	(9,018)
				Quarterly
3,145,000	32,129	8,676	11/9/27	3 month USD-LIBOR-BBA—	2.289%—Semiannually	(22,936)
				Quarterly
3,145,000	31,849	8,448	11/9/27	3 month USD-LIBOR-BBA—	2.29%—Semiannually	(22,884)
				Quarterly
1,042,500	10,951	3,231	11/10/27	3 month USD-LIBOR-BBA—	2.286%—Semiannually	(7,569)
				Quarterly
599,200	11,179	2,580	11/10/47	3 month USD-LIBOR-BBA—	2.5115%—Semiannually	(8,489)
				Quarterly
1,290,200	2,512	5,568	11/14/27	2.3818%—Semiannually	3 month USD-LIBOR-BBA—	7,919
					Quarterly
3,477,800	6,709	13,950	11/14/27	2.382%—Semiannually	3 month USD-LIBOR-BBA—	20,138
					Quarterly
2,187,600	4,121	8,438	11/14/27	2.3825%—Semiannually	3 month USD-LIBOR-BBA—	12,200
					Quarterly
6,978,000	18,952	22,879	11/15/27	2.37329%—Semiannually	3 month USD-LIBOR-BBA—	40,783
					Quarterly
511,100	3,697	(182)	11/24/27	2.325%—Semiannually	3 month USD-LIBOR-BBA—	3,473
					Quarterly
1,208,000	6,288	(1,542)	11/20/27	3 month USD-LIBOR-BBA—	2.3467%—Semiannually	(7,684)
				Quarterly
1,208,000	6,810	(1,134)	11/20/27	3 month USD-LIBOR-BBA—	2.3419%—Semiannually	(7,798)
				Quarterly
1,208,000	6,552	(1,334)	11/20/27	3 month USD-LIBOR-BBA—	2.34426%—Semiannually	(7,742)
				Quarterly
3,267,000	18,410	(3,276)	11/21/27	3 month USD-LIBOR-BBA—	2.342%—Semiannually	(21,345)
				Quarterly
1,936,000	8,282	(4,384)	11/22/27	3 month USD-LIBOR-BBA—	2.35726%—Semiannually	(12,484)
				Quarterly
1,653,000	7,162	2,519	11/24/27	2.357%—Semiannually	3 month USD-LIBOR-BBA—	9,493
					Quarterly
315,800	1,029	882	11/30/27	2.37%—Semiannually	3 month USD-LIBOR-BBA—	1,903
					Quarterly

28 Mortgage Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/17 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$672,400	$2,737	$1,638	11/30/27	2.361%—Semiannually	3 month USD-LIBOR-BBA—	$4,359
					Quarterly
1,584,000	8,775	(1,666)	11/24/27	3 month USD-LIBOR-BBA—	2.34381%—Semiannually	(10,296)
				Quarterly
2,267,000	14,420	(917)	11/28/27	3 month USD-LIBOR-BBA—	2.33462%—Semiannually	(15,174)
				Quarterly
2,267,000	14,241	(1,067)	11/28/27	3 month USD-LIBOR-BBA—	2.3355%—Semiannually	(15,144)
				Quarterly
1,324,000	8,460	(559)	11/29/27	3 month USD-LIBOR-BBA—	2.3345%—Semiannually	(8,957)
				Quarterly
345,000	2,220	(3)	11/29/27	3 month USD-LIBOR-BBA—	2.334%—Semiannually	(2,206)
				Quarterly
3,342,000	25,272	(2,413)	11/29/27	2.3215%—Semiannually	3 month USD-LIBOR-BBA—	22,699
					Quarterly
240,000	1,965	(2)	11/30/27	3 month USD-LIBOR-BBA—	2.31533%—Semiannually	(1,961)
				Quarterly
240,000	1,972	(2)	11/30/27	3 month USD-LIBOR-BBA—	2.31501%—Semiannually	(1,968)
				Quarterly
240,000	1,991	(2)	11/30/27	3 month USD-LIBOR-BBA—	2.31412%—Semiannually	(1,987)
				Quarterly
35,000	289	—	11/30/27	3 month USD-LIBOR-BBA—	2.3145%—Semiannually	(289)
				Quarterly
1,318,000	514	(10)	12/4/27	2.40837%—Semiannually	3 month USD-LIBOR-BBA—	(524)
					Quarterly
Total		$107,880				$144,777

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/17 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$63,049	$62,688	$—	1/12/41	(4.00%) 1 month USD-LIBOR—	Synthetic TRS Index 4.00% 30 year	$(207)
				Monthly	Fannie Mae pools—Monthly
50,163	49,875	—	1/12/41	(4.00%) 1 month USD-LIBOR—	Synthetic TRS Index 4.00% 30 year	(165)
				Monthly	Fannie Mae pools—Monthly
142,107	140,104	—	1/12/43	(3.50%) 1 month USD-LIBOR—	Synthetic TRS Index 3.50% 30 year	850
				Monthly	Fannie Mae pools—Monthly
Credit Suisse International
294,976	290,819	—	1/12/41	3.50% ( 1 month USD-LIBOR)—	Synthetic TRS Index 3.50% 30 year	(1,764)
				Monthly	Fannie Mae pools—Monthly
113,212	112,563	—	1/12/41	4.00% ( 1 month USD-LIBOR)—	Synthetic TRS Index 4.00% 30 year	373
				Monthly	Fannie Mae pools—Monthly
28,376	28,053	—	1/12/45	4.00% (1 month USD-LIBOR)—	Synthetic TRS Index 4.00% 30 year	(69)
				Monthly	Fannie Mae pools—Monthly
25,539	25,187	—	1/12/44	4.00% (1 month USD-LIBOR)—	Synthetic TRS Index 4.00% 30 year	(131)
				Monthly	Fannie Mae pools—Monthly
Goldman Sachs International
30,965	30,613	—	1/12/45	4.00% (1 month USD-LIBOR)—	Synthetic TRS Index 4.00% 30 year	(75)
				Monthly	Fannie Mae pools—Monthly
152,869	150,715	—	1/12/43	(3.50%) 1 month USD-LIBOR—	Synthetic TRS Index 3.50% 30 year	914
				Monthly	Fannie Mae pools—Monthly
9,475	9,391	—	1/12/44	(3.00%) 1 month USD-LIBOR—	Synthetic TRS Index 3.00% 30 year	13
				Monthly	Fannie Mae pools—Monthly

Mortgage Opportunities Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/17 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$17,355	$17,115	$—	1/12/44	4.00% (1 month USD-LIBOR)—	Synthetic TRS Index 4.00% 30 year	$(89)
				Monthly	Fannie Mae pools—Monthly
42,894	42,302	—	1/12/44	(4.00%) 1 month USD-LIBOR—	Synthetic TRS Index 4.00% 30 year	219
				Monthly	Fannie Mae pools—Monthly
Upfront premium received		—		Unrealized appreciation		2,369
Upfront premium (paid)		—		Unrealized depreciation		(2,500)
Total		$—		Total		$(131)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 11/30/17 (Unaudited)
		Upfront
		premium				Payments	Unrealized
Swap counterparty/		received	Notional		Termination	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Barclays Bank PLC
CMBX NA BBB–.7 Index	BBB–/P	$34	$6,000	$677	1/17/47	300 bp—	$(641)
						Monthly
Citigroup Global Markets, Inc.
CMBX NA BBB–.6 Index	BBB–/P	12,583	77,000	12,228	5/11/63	300 bp—	383
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	26,075	173,000	27,472	5/11/63	300 bp—	(1,339)
						Monthly
Credit Suisse International
CMBX NA A.6 Index	A/P	812	16,000	813	5/11/63	200 bp—	5
						Monthly
CMBX NA A.7 Index	A-/P	1,178	32,000	1,088	1/17/47	200 bp—	100
						Monthly
CMBX NA BB.6 Index	BB/P	69,142	358,000	89,500	5/11/63	500 bp—	(20,059)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,751	77,000	12,228	5/11/63	300 bp—	(2,438)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,910	94,000	14,927	5/11/63	300 bp—	1,029
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,423	107,000	16,992	5/11/63	300 bp—	(4,515)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,951	113,000	17,944	5/11/63	300 bp—	(4,937)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,905	141,000	22,391	5/11/63	300 bp—	(7,415)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,783	151,000	23,979	5/11/63	300 bp—	(1,121)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	19,262	178,000	28,266	5/11/63	300 bp—	(8,916)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	57,183	379,000	60,185	5/11/63	300 bp—	(2,813)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	58,852	513,000	81,464	5/11/63	300 bp—	(22,356)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	306,970	2,871,000	455,915	5/11/63	300 bp—	(147,510)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	1,107	14,000	1,581	1/17/47	300 bp—	(467)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	2,371	1/17/47	300 bp—	(981)
						Monthly
Goldman Sachs International
CMBX NA A.6 Index	A/P	10,564	206,000	10,465	5/11/63	200 bp—	139
						Monthly
CMBX NA A.6 Index	A/P	11,590	226,000	11,481	5/11/63	200 bp—	152
						Monthly

30 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 11/30/17 (Unaudited) cont.
		Upfront
		premium				Payments	Unrealized
Swap counterparty/		received	Notional		Termination	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	A/P	$11,638	$226,000	$11,481	5/11/63	200 bp—	$200
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	79	1,000	159	5/11/63	300 bp—	(79)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	68	1,000	159	5/11/63	300 bp—	(90)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	520	6,000	953	5/11/63	300 bp—	(430)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	780	7,000	1,112	5/11/63	300 bp—	(328)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	580	7,000	1,112	5/11/63	300 bp—	(528)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	758	7,000	1,112	5/11/63	300 bp—	(350)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	844	10,000	1,588	5/11/63	300 bp—	(739)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,959	13,000	2,064	5/11/63	300 bp—	(99)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,433	13,000	2,064	5/11/63	300 bp—	(625)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,266	15,000	2,382	5/11/63	300 bp—	(1,109)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,382	16,000	2,541	5/11/63	300 bp—	(1,151)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,589	41,000	6,511	5/11/63	300 bp—	(1,902)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,408	47,000	7,464	5/11/63	300 bp—	(3,032)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,102	52,000	8,258	5/11/63	300 bp—	(2,130)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,807	61,000	9,687	5/11/63	300 bp—	(2,850)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,807	61,000	9,687	5/11/63	300 bp—	(2,850)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,788	77,000	12,228	5/11/63	300 bp—	(6,401)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	20,189	127,000	20,168	5/11/63	300 bp—	54
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	19,769	166,000	26,361	5/11/63	300 bp—	(6,509)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	28,389	179,000	28,425	5/11/63	300 bp—	9
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,767	192,000	30,490	5/11/63	300 bp—	(7,626)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,689	192,000	30,490	5/11/63	300 bp—	(7,705)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	31,086	196,000	31,125	5/11/63	300 bp—	10
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	21,601	197,000	31,284	5/11/63	300 bp—	(9,584)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	42,824	274,000	43,511	5/11/63	300 bp—	(601)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	37,025	300,000	47,640	5/11/63	300 bp—	(10,465)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	34,253	310,000	49,228	5/11/63	300 bp—	(14,820)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	29,572	344,000	54,627	5/11/63	300 bp—	(24,883)
						Monthly

Mortgage Opportunities Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 11/30/17 (Unaudited) cont.
		Upfront
		premium				Payments	Unrealized
Swap counterparty/		received	Notional		Termination	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$67,429	$432,000	$68,602	5/11/63	300 bp—	$(1,041)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	67,712	449,000	71,301	5/11/63	300 bp—	(3,459)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	67,683	449,000	71,301	5/11/63	300 bp—	(3,488)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	79,800	561,000	89,087	5/11/63	300 bp—	(9,084)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	85,858	578,000	91,786	5/11/63	300 bp—	(5,704)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	102,463	673,000	106,872	5/11/63	300 bp—	(4,225)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	79,608	693,000	110,048	5/11/63	300 bp—	(30,094)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	124,104	902,000	143,238	5/11/63	300 bp—	(18,820)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	317,200	2,000,000	317,600	5/11/63	300 bp—	100
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	793,000	5,000,000	794,000	5/11/63	300 bp—	250
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	370	5,000	565	1/17/47	300 bp—	(192)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	3,816	37,000	4,177	1/17/47	300 bp—	(343)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	4,227	52,000	5,871	1/17/47	300 bp—	(1,617)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	4,856	57,000	6,435	1/17/47	300 bp—	(1,551)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	7,472	86,000	9,709	1/17/47	300 bp—	(2,194)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	23,196	206,000	23,257	1/17/47	300 bp—	(10)
						Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	176,585	700,000	175,000	5/11/63	500 bp—	1,585
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	769	7,000	1,112	5/11/63	300 bp—	(339)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	785	7,000	1,112	5/11/63	300 bp—	(323)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	912	8,000	1,270	5/11/63	300 bp—	(355)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,101	10,000	1,588	5/11/63	300 bp—	(482)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,362	12,000	1,906	5/11/63	300 bp—	(538)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,876	17,000	2,700	5/11/63	300 bp—	(815)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,190	20,000	3,176	5/11/63	300 bp—	(976)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,123	37,000	5,876	5/11/63	300 bp—	(1,734)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,027	51,000	8,099	5/11/63	300 bp—	(2,046)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,262	75,000	11,910	5/11/63	300 bp—	(3,611)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,517	79,000	12,545	5/11/63	300 bp—	(8)
						Monthly

32 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 11/30/17 (Unaudited) cont.
		Upfront
		premium				Payments	Unrealized
Swap counterparty/		received	Notional		Termination	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$15,568	$106,000	$16,833	5/11/63	300 bp—	$(1,229)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	16,115	108,000	17,150	5/11/63	300 bp—	(999)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,155	121,000	19,215	5/11/63	300 bp—	(1,023)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	16,826	125,000	19,850	5/11/63	300 bp—	(2,967)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,027	139,000	22,073	5/11/63	300 bp—	(11)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,931	145,000	23,026	5/11/63	300 bp—	(4,023)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	24,451	148,000	23,502	5/11/63	300 bp—	1,005
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	24,344	148,000	23,502	5/11/63	300 bp—	898
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,825	151,000	23,979	5/11/63	300 bp—	(114)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	30,043	189,000	30,013	5/11/63	300 bp—	62
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	29,909	189,000	30,013	5/11/63	300 bp—	(73)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	20,241	193,000	30,648	5/11/63	300 bp—	(10,311)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,243	218,000	34,618	5/11/63	300 bp—	(11,266)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	36,182	241,000	38,271	5/11/63	300 bp—	(2,018)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	38,198	290,000	46,052	5/11/63	300 bp—	(7,710)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	37,312	309,000	49,069	5/11/63	300 bp—	(11,602)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	48,630	310,000	49,228	5/11/63	300 bp—	(501)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	50,938	320,000	50,816	5/11/63	300 bp—	122
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	59,640	379,000	60,185	5/11/63	300 bp—	(482)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	57,154	500,000	79,400	5/11/63	300 bp—	(21,997)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	79,699	517,000	82,100	5/11/63	300 bp—	(2,260)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	87,957	555,000	88,134	5/11/63	300 bp—	(37)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	103,042	657,000	104,332	5/11/63	300 bp—	(1,085)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	124,252	902,000	143,238	5/11/63	300 bp—	(18,672)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	104,240	1,000,000	158,800	5/11/63	300 bp—	(54,060)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	491,297	2,903,000	460,996	5/11/63	300 bp—	31,472
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	612,164	3,885,000	616,938	5/11/63	300 bp—	(3,783)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	695,693	4,414,000	700,943	5/11/63	300 bp—	(4,092)
						Monthly

Mortgage Opportunities Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 11/30/17 (Unaudited) cont.
		Upfront
		premium				Payments	Unrealized
Swap counterparty/		received	Notional		Termination	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$5,033,656	$31,801,000	$5,049,999	5/11/63	300 bp—	$(8,329)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	538,341	4,781,000	539,775	1/17/47	300 bp—	(239)
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	12,584	77,000	12,228	5/11/63	300 bp—	383
						Monthly
Upfront premium received		11,571,386		Unrealized appreciation			37,958
Upfront premium (paid)		—		Unrealized depreciation			(594,326)
Total		$11,571,386		Total			$(556,368)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 11/30/17 (Unaudited)
	Upfront
	premium				Payments	Unrealized
Swap counterparty/	received	Notional		Termination	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(952)	$5,000	$949	1/17/47	(500 bp)—	$(5)
					Monthly
CMBX NA BB.7 Index	(952)	5,000	949	1/17/47	(500 bp)—	(5)
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(103,298)	628,000	119,194	1/17/47	(500 bp)—	15,373
					Monthly
Goldman Sachs International
CMBX NA BB.7 Index	(3,027)	20,000	3,796	1/17/47	(500 bp)—	753
					Monthly
CMBX NA BB.7 Index	(68,887)	367,000	69,657	1/17/47	(500 bp)—	564
					Monthly
CMBX NA BB.7 Index	(16,738)	99,000	18,790	1/17/47	(500 bp)—	1,970
					Monthly
CMBX NA BB.7 Index	(5,931)	32,000	6,074	1/17/47	(500 bp)—	127
					Monthly
CMBX NA BB.7 Index	(1,218)	6,000	1,139	1/17/47	(500 bp)—	(85)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(40,750)	163,000	40,750	5/11/63	(500 bp)—	(68)
					Monthly
CMBX NA BB.7 Index	(357,705)	1,889,000	358,532	1/17/47	(500 bp)—	19
					Monthly
CMBX NA BB.7 Index	(231,319)	1,221,000	231,746	1/17/47	(500 bp)—	(96)
					Monthly
CMBX NA BB.7 Index	(187,759)	991,000	188,092	1/17/47	(500 bp)—	(93)
					Monthly
CMBX NA BB.7 Index	(75,877)	404,000	76,679	1/17/47	(500 bp)—	619
					Monthly
CMBX NA BB.7 Index	(69,130)	367,000	69,657	1/17/47	(500 bp)—	322
					Monthly
CMBX NA BB.7 Index	(60,360)	319,000	60,546	1/17/47	(500 bp)—	50
					Monthly
CMBX NA BB.7 Index	(1,903)	10,000	1,898	1/17/47	(500 bp)—	(9)
					Monthly

34 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 11/30/17 (Unaudited) cont.
	Upfront
	premium				Payments	Unrealized
Swap counterparty/	received	Notional		Termination	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.7 Index	$(952)	$5,000	$949	1/17/47	(500 bp)—	$(5)
					Monthly
CMBX NA BBB–.7 Index	(781)	7,000	790	1/17/47	(300 bp)—	6
					Monthly
CMBX NA BBB–.7 Index	(105)	1,000	113	1/17/47	(300 bp)—	8
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(130,847)	700,000	132,860	1/17/47	(500 bp)—	2,014
					Monthly
Upfront premium received	—		Unrealized appreciation			21,825
Upfront premium (paid)	(1,358,491)		Unrealized depreciation			(366)
Total	$(1,358,491)		Total			$21,459

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,358,000	$1,434,000
Mortgage-backed securities	—	129,519,068	279,668
Purchased options outstanding	—	592,879	—
Purchased swap options outstanding	—	395,325	—
U.S. government and agency mortgage obligations	—	300,737,381	—
Short-term investments	37,716,362	29,392,190	—
Totals by level	$37,716,362	$461,994,843	$1,713,668

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(605,328)	$—
Written swap options outstanding	—	(445,965)	—
Forward premium swap option contracts	—	(11,579)	—
TBA sale commitments	—	(210,512,265)	—
Interest rate swap contracts	—	36,897	—
Total return swap contracts	—	(131)	—
Credit default contracts	—	(10,747,804)	—
Totals by level	$—	$(222,286,175)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 35

Statement of assets and liabilities 11/30/17 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $463,601,308)	$463,708,511
Affiliated issuers (identified cost $37,716,362) (Notes 1 and 5)	37,716,362
Cash	82,249
Interest and other receivables	1,590,674
Receivable for shares of the fund sold	428,689
Receivable for investments sold	10,851,465
Receivable for sales of delayed delivery securities (Note 1)	153,643,562
Receivable from Manager (Note 2)	43,444
Receivable for variation margin on centrally cleared swap contracts (Note 1)	504,293
Unrealized appreciation on OTC swap contracts (Note 1)	62,152
Premium paid on OTC swap contracts (Note 1)	1,358,491
Prepaid assets	14,121
Total assets	670,004,013

LIABILITIES
Payable for investments purchased	9,818,341
Payable for purchases of delayed delivery securities (Note 1)	244,968,901
Payable for shares of the fund repurchased	49,532
Payable for custodian fees (Note 2)	20,790
Payable for investor servicing fees (Note 2)	787
Payable for Trustee compensation and expenses (Note 2)	647
Payable for administrative services (Note 2)	155
Payable for variation margin on centrally cleared swap contracts (Note 1)	410,558
Unrealized depreciation on OTC swap contracts (Note 1)	597,192
Premium received on OTC swap contracts (Note 1)	11,571,386
Unrealized depreciation on forward premium swap option contracts (Note 1)	11,579
Written options outstanding, at value (premiums $848,411) (Note 1)	1,051,293
TBA sale commitments, at value (proceeds receivable $210,951,094) (Note 1)	210,512,265
Other accrued expenses	85,583
Total liabilities	479,099,009

Net assets	$190,905,004

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$189,724,657
Undistributed net investment income (Note 1)	1,240,653
Accumulated net realized loss on investments (Note 1)	(1,614)
Net unrealized depreciation of investments	(58,692)
Total — Representing net assets applicable to capital shares outstanding	$190,905,004

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and offering price per class I share
($190,905,004 divided by 18,567,224 shares)	$10.28

The accompanying notes are an integral part of these financial statements.

36 Mortgage Opportunities Fund

Statement of operations Six months ended 11/30/17 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $42,349 from investments in affiliated issuers) (Note 5)	$1,012,081
Total investment income	1,012,081

EXPENSES
Compensation of Manager (Note 2)	112,444
Investor servicing fees (Note 2)	2,040
Custodian fees (Note 2)	29,561
Trustee compensation and expenses (Note 2)	1,041
Administrative services (Note 2)	539
Auditing and tax fees	61,443
Blue sky expense	16,815
Registration fees	19,780
Other	12,927
Fees waived and reimbursed by Manager (Note 2)	(159,264)
Total expenses	97,326
Expense reduction (Note 2)	(211)
Net expenses	97,115

Net investment income	914,966

Net realized loss on securities from unaffiliated issuers (Notes 1 and 3)	(123,305)
Net realized gain on swap contracts (Note 1)	56,317
Net realized gain on written options (Note 1)	248,782
Net unrealized appreciation of securities in unaffiliated issuers and TBA sale commitments during the period	384,949
Net unrealized depreciation of swap contracts during the period	(354,066)
Net unrealized depreciation of written options during the period	(206,001)
Net gain on investments	6,676

Net increase in net assets resulting from operations	$921,642

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 37

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 11/30/17*	Year ended 5/31/17
Operations
Net investment income	$914,966	$581,775
Net realized gain (loss) on investments	181,794	(111,219)
Net unrealized appreciation (depreciation) of investments	(175,118)	633,417
Net increase in net assets resulting from operations	921,642	1,103,973
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	—	(294,608)
Increase from capital share transactions (Note 4)	158,874,584	20,525,073
Total increase in net assets	159,796,226	21,334,438

NET ASSETS
Beginning of period	31,108,778	9,774,340
End of period (including undistributed net investment income of $1,240,653 and
$325,687, respectively)	$190,905,004	$31,108,778

* Unaudited.

The accompanying notes are an integral part of these financial statements.

38 Mortgage Opportunities Fund

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Mortgage Opportunities Fund 39

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA

			Net realized and	Total from	From					Ratio of expenses to average	Ratio of net investment
	Net asset value,	Net investment	unrealized gain (loss)	investment	net investment	Total	Net asset value,	Total return at net asset	Net assets, end of period	net assets excluding interest	income (loss) to average
Period ended	beginning of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	expense (%)[c,d]	net assets (%)[d]	Portfolio turnover (%)[e]
Class I
November 30, 2017**	$10.08	.23	(.03)	.20	—	—	$10.28	1.98*	$190,905	.24*	2.24*	655*
May 31, 2017	9.46	.46	.45	.91	(.29)	(0.29)	10.08	9.67	31,109.56		4.62	1,065
May 31, 2016	10.04	.24	(.49)	(.25)	(.33)	(0.33)	9.46	(2.60)	9,774.60		2.44	1,074
May 31, 2015†	10.00	.02	.02	.04	—	—	10.04	.40*	10,036	.09*	.17*	244*

* Not annualized.

** Unaudited.

† For the period April 7, 2015 (commencement of operations) to May 31, 2015.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects involuntary contractual expense limitations in effect during the period. As a result of such limitations, the expenses of class I reflect a reduction of the following amount (Note 2):

Percentage of average net assets
November 30, 2017	0.39%
May 31, 2017	1.21
May 31, 2016	2.33
May 31, 2015	1.26

e Portfolio turnover includes TBA roll transactions.

The accompanying notes are an integral part of these financial statements.

40 Mortgage Opportunities Fund	Mortgage Opportunities Fund 41

Notes to financial statements 11/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from June 1, 2017 through November 30, 2017.

Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to maximize total return consistent with what Putnam Management believes to be prudent risk. Total return is composed of capital appreciation and income. The fund invests mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. Nonagency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Putnam Management’s emphasis will be on mortgage-backed securities, Putnam Management may also invest to a lesser extent in other types of asset-backed securities. Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, including interest rate swaps, forward delivery contracts and total return swaps, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class I shares, which are sold without a front-end sales charge and are not subject to a contingent deferred sales charge. Class I shares are intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary. Shares of the fund are sold at net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that

42 Mortgage Opportunities Fund

the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $7,441,920, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to

Mortgage Opportunities Fund 43

centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

44 Mortgage Opportunities Fund

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $10,943,263 on open derivative contracts subject to the Master Agreements.

Collateral posted by the fund at period end for these agreements totaled $10,561,932 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2017, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$—	$23,658	$23,658

The aggregate identified cost on a tax basis is $287,903,675, resulting in gross unrealized appreciation and depreciation of $3,499,830 and $12,295,058, respectively, or net unrealized depreciation of $8,763,976.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Mortgage Opportunities Fund 45

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates:

0.550%	of the first $500 million of average net assets,
0.500%	of the next $500 million of average net assets
0.450%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.276% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2018, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.47% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $26,622 as a result of this limit.

Putnam Management has contractually agreed, through September 30, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investment management contract, but including payments under the fund’s investor servicing contract, to an annual rate of 0.05% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $132,642 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.01% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $211 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $29, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has not adopted a distribution plan pursuant to Rule 12b–1 under the Investment Company Act of 1940.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$548,064,653	$457,763,885
U.S. government securities (Long-term)	—	—
Total	$548,064,653	$457,763,885

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

46 Mortgage Opportunities Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 11/30/17		YEAR ENDED 5/31/17
Class I	Shares	Amount	Shares	Amount
Shares sold	15,843,279	$162,560,282*	2,052,841	$20,525,073
Shares issued in connection with reinvestment of distributions	—	—	—	—
	15,843,279	162,560,282	2,052,841	20,525,073
Shares repurchased	(362,610)	(3,685,698)	—	—
Net increase	15,480,669	$158,874,584	2,052,841	$20,525,073

* Includes $149,464,534 received on November 28, 2017 from a subscription in kind (i.e. transfer of assets) by an institutional investor.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class I	1,033,714	5.6%	$10,626,580

At the close of the reporting period, two shareholders of record owned 15.9% and 78.4% respectively, of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 5/31/17	cost	proceeds	income	of 11/30/17
Short-term investments
Putnam Short Term Investment Fund*	$5,269,289	$38,250,346	$5,803,273	$42,349	$37,716,362
Total Short-term investments	$5,269,289	$38,250,346	$5,803,273	$42,349	$37,716,362

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Purchased TBA commitment option contracts (contract amount)	$63,700,000
Purchased swap option contracts (contract amount)	$77,300,000
Written TBA commitment option contracts (contract amount)	$72,300,000
Written swap option contracts (contract amount)	$43,900,000
Centrally cleared interest rate swap contracts (notional)	$157,800,000
OTC total return swap contracts (notional)	$990,000
OTC credit default contracts (notional)	$44,900,000

Mortgage Opportunities Fund 47

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not accounted for as
hedging instruments under	Statement of assets and		Statement of assets and
ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,379,950	Payables	$12,127,754
	Investments, Receivables, Net		Payables, Net assets — Unrealized
Interest rate contracts	assets — Unrealized appreciation	2,034,216*	depreciation	2,072,118*
Total		$3,414,166		$14,199,872

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Swaps	Total
Credit contracts	$—	$92,254	$92,254
Interest rate contracts	44,473	(35,937)	$8,536
Total	$44,473	$56,317	$100,790

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Swaps	Total
Credit contracts	$—	$(551,636)	$(551,636)
Interest rate contracts	(53,041)	197,570	$144,529
Total	$(53,041)	$(354,066)	$(407,107)

48 Mortgage Opportunities Fund

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Mortgage Opportunities Fund 49

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$504,293	$—	$—	$—	$—	$—	$—	$—	$—	$504,293
OTC Total return swap contracts*#	850	—	—	—	373	927	—	219	—	—	2,369
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	1,894	118,671	99,130	—	1,027,394	—	132,861	1,379,950
Forward premium swap option contracts #	—	—	—	—	—	—	—	—	—	—	—
Purchased swap options**#	—	—	183,734	—	—	211,585	6	—	—	—	395,325
Purchased options**#	—	—	—	—	—	—	592,879	—	—	—	592,879
Repurchase agreements**	—	—	—	—	—	—	—	—	7,296,000	—	7,296,000
Total Assets	$850	$504,293	$183,734	$1,894	$119,044	$311,642	$592,885	$1,027,613	$7,296,000	$132,861	$10,170,816
Liabilities:
Centrally cleared interest rate swap contracts§	—	410,558	—	—	—	—	—	—	—	—	410,558
OTC Total return swap contracts*#	372	—	—	—	1,964	75	—	89	—	—	2,500
OTC Credit default contracts — protection sold*#	675	—	—	39,614	827,002	2,404,714	—	8,843,548	—	12,201	12,127,754
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap option contracts#	—	—	11,579	—	—	—	—	—	—	—	11,579
Written swap options#	—	—	212,079	—	—	233,880	6	—	—	—	445,965
Written options#	—	—	—	—	—	—	605,328	—	—	—	605,328
Total Liabilities	$1,047	$410,558	$223,658	$39,614	$828,966	$2,638,669	$605,334	$8,843,637	$—	$12,201	$13,603,684
Total Financial and Derivative Net Assets	$(197)	$93,735	$(39,924)	$(37,720)	$(709,922)	$(2,327,027)	$(12,449)	$(7,816,024)	$7,296,000	$120,660	$(3,432,868)
Total collateral received (pledged)†##	$—	$—	$—	$—	$(709,922)	$(2,324,694)	$—	$(7,494,806)	$7,296,000	$—
Net amount	$(197)	$93,735	$(39,924)	$(37,720)	$—	$(2,333)	$(12,449)	$(321,218)	$—	$120,660
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$7,441,920	$—	$7,441,920
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$(742,432)	$(2,324,694)	$—	$(7,494,806)	$—	$—	$(10,561,932)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $1,036,262.

50 Mortgage Opportunities Fund	Mortgage Opportunities Fund 51

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

52 Mortgage Opportunities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Mortgage Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: January 25, 2018